Advances to Suppliers, net (Details 1) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Balance at beginning of year	$ 4,763,563	$ 4,156,761
Write off	(1,729,306)	0
Translation adjustments	(104,138)	(120,945)
Balance at end of period		4,763,563
Suppliers Member
Balance at beginning of year	46,571	65,627
Change of allowance for credit losses	(3,554)	(17,223)
Write off	0	0
Translation adjustments	(1,047)	(1,833)
Balance at end of period	$ 41,970	$ 46,571